Acquisitions and Divestitures (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
DreamBig Semiconductor, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected consideration to be transferred	$ 265.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Artisan Foundation IP Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gains on disposal		$ 131.0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other non-operating income (loss), net